Financial instruments and risk management - Risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COVID-19
Concentration Risk [Line Items]
Salary and wage subsidies	$ 28,232
Reduction in project costs	16,241
Reduction in equipment expense	9,107
Reduction in general and administrative costs	$ 2,884
Customer A | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	33.00%
Customer B | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	22.00%
Customer C | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	13.00%
Customer D | Revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	27.00%
Customer 1 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%	36.00%
Customer 2 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	12.00%
Customer 3 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%	13.00%
Customer 4 | Accounts receivable and contract assets | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	25.00%
Credit Facility
Concentration Risk [Line Items]
Outstanding balance, long-term debt	$ 220,000	$ 190,000
Basis on variable rate, adjustment	1.00%
Corresponding change in annual interest expense	$ 2,200